GENERAL	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:          GENERAL

a.
Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global technology company that delivers advertising solutions to brands and publishers. Perion is committed to providing data-driven execution, from high-impact ad formats to branded search and a unified social and mobile programmatic platform.

b.
In March 2016, the Company decided to discontinue the operations of the mobile self-serve side of the business and sell the mobile engagement business. Certain parts of the mobile marketing platform were redeployed so that it no longer functions as an independent business. In August 2016, the Company completed the sale of the mobile engagement business. Accordingly, the statements of income and statements of cash flows, related to the mobile self-serve and mobile engage operations are classified as discontinued operations for all periods presented.